Longleaf Partners Fund
Portfolio of Investments
March 31, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation	458,200	$ 106,022,898	6.1%
Biotechnology
Biogen Inc.*	337,077	70,988,416	4.1
Capital Markets
Affiliated Managers Group, Inc.	619,026	87,251,715	5.0
Construction Materials
Holcim Ltd (Switzerland)	903,323	43,875,791	2.5
Diversified Telecommunication Services
Lumen Technologies, Inc.	15,615,282	175,984,228	10.1
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	794,972	75,880,077	4.3
MGM Resorts International	2,286,705	95,904,408	5.5
		171,784,485	9.8
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	11,564,500	84,564,368	4.8
General Electric Company	937,884	85,816,386	4.9
		170,380,754	9.7
Insurance
Fairfax Financial Holdings Limited (Canada)	149,755	81,700,118	4.7
Interactive Media & Services
IAC/InterActiveCorp*	924,454	92,704,247	5.3
IT Services
Fiserv, Inc.*	653,112	66,225,557	3.8
Leisure Products
Mattel, Inc.*	4,364,241	96,929,793	5.5
Machinery
CNH Industrial N.V. (Italian Exhange) (Netherlands)	2,680,281	42,216,530	2.4
CNH Industrial N.V. (U.S. Exchange) (Netherlands)	1,462,702	23,198,454	1.3
		65,414,984	3.7
Media
Discovery Communications, Inc. - Class C*	3,772,564	94,200,923	5.4
Liberty Broadband Corporation - Series A*	14,118	1,850,305	0.1
Liberty Broadband Corporation - Series C*	577,372	78,129,979	4.4
		174,181,207	9.9
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	5,808,251	120,346,961	6.9
The Williams Companies, Inc.	1,587,661	53,043,754	3.0
		173,390,715	9.9
Real Estate Investment Trusts (REITs)
Douglas Emmett, Inc.	2,525,068	84,387,773	4.8
Transportation Infrastructure
Iveco Group N.V.* (Italy)	783,017	5,153,965	0.3
Total Common Stocks (Cost $1,494,999,587)		1,666,376,646	95.2
0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/22, due 04/01/22, Repurchase price $73,152,000 (Collateral: $74,615,053 U.S. Treasury Bonds, 2.25% - 2.75% due 8/15/46 to 8/15/47, Par $79,261,100) (Cost $73,152,000)	73,152,000	$ 73,152,000	4.2%
Total Investments (Cost $1,568,151,587)		1,739,528,646	99.4
Other Assets (Liabilities), Net		10,620,207	0.6
Net Assets		$1,750,148,853	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 16.0% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
March 31, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Biotechnology
Idorsia Ltd* (Switzerland)	2,197,023	$ 43,888,731	2.5%
Capital Markets
Lazard Ltd - Class A(a)	1,961,547	67,673,372	3.8
Chemicals
LANXESS AG (Germany)	1,166,974	51,227,987	2.9
Diversified Consumer Services
Graham Holdings Company - Class B	139,695	85,419,302	4.8
Diversified Telecommunication Services
Lumen Technologies, Inc.	19,116,776	215,446,065	12.2
Entertainment
Liberty Braves Group - Series C*	3,432,031	95,787,985	5.4
Liberty Braves Group - Series A*	95,304	2,742,849	0.2
Madison Square Garden Sports Corp. - Class A*	492,356	88,308,972	5.0
		186,839,806	10.6
Food & Staples Retailing
Ingles Markets, Incorporated - Class A	142,580	12,696,749	0.7
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	6,656,667	83,464,363	4.7
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A*	586,341	55,966,248	3.2
Insurance
Oscar Health, Inc. - Class A*(b)	11,140,551	111,071,293	6.3
RenaissanceRe Holdings Ltd.	510,808	80,968,176	4.6
White Mountains Insurance Group, Ltd.	78,873	89,618,658	5.1
		281,658,127	16.0
Interactive Media & Services
Vimeo, Inc.*	6,460,796	76,754,256	4.4
Leisure Products
Mattel, Inc.*	4,321,003	95,969,477	5.4
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	5,849,088	121,193,103	6.9
Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc.(b)	10,274,803	100,898,566	5.7
Real Estate Management & Development
Realogy Holdings Corp.*(b)	6,507,042	102,030,419	5.8
Total Common Stocks (Cost $1,380,128,846)		1,581,126,571	89.6
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(b)(c)(d) (Cost $95,452,160)	932,150	85,012,080	4.8
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/22, due 04/01/22, Repurchase price $97,346,000 (Collateral: $99,292,974 U.S. Treasury Bond, 2.75% due 08/15/47, Par $95,795,800) (Cost $97,346,000)	97,346,000	97,346,000	5.5
Total Investments (Cost $1,572,927,006)		1,763,484,651	99.9
Other Assets (Liabilities), Net		2,087,617	0.1
Net Assets		$1,765,572,268	100.0%

continued

*	Non-income producing security.
(a)	Master Limited Partnership
(b)	Affiliated issuer during the period. See Note 3.
(c)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(d)	These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at March 31, 2022 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the "33 Act"). These shares may be sold only if registered under the 33 Act or an exemption is available. The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued using procedures adopted by the Board of Trustees (See Note 2).
Note: Companies headquartered outside the U.S. represent 10.1% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
March 31, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Capital Markets
flatexDegiro AG* (Germany)	1,702,949	$ 34,276,710	3.9%
Lazard Ltd - Class A(a) (United States)	1,137,384	39,239,748	4.5
		73,516,458	8.4
Chemicals
LANXESS AG (Germany)	739,824	32,476,897	3.7
Construction Materials
Holcim Ltd (Switzerland)	766,391	37,224,793	4.2
Diversified Financial Services
EXOR N.V. (Netherlands)	840,516	63,895,776	7.3
Entertainment
Juventus Football Club S.p.A.* (Italy)	56,675,817	20,514,349	2.3
Food Products
Glanbia plc (Ireland)	3,975,385	46,118,667	5.3
Gruma, S.A.B. DE C.V. (Mexico)	3,446,165	43,209,608	4.9
Premier Foods plc (United Kingdom)	23,947,833	35,863,341	4.1
WH Group Limited (Hong Kong)	50,491,022	31,706,103	3.6
		156,897,719	17.9
Hotels, Restaurants & Leisure
Accor S.A.* (France)	1,332,901	42,945,105	4.9
Domino's Pizza Group PLC (United Kingdom)	7,957,599	39,576,951	4.5
Jollibee Foods Corporation (Philippines)	7,327,210	31,860,513	3.6
Melco International Development Limited* (Hong Kong)	39,343,700	35,879,407	4.1
		150,261,976	17.1
Household Durables
Gree Electric Appliances, Inc. of Zhuhai (China)	6,713,146	34,030,739	3.9
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	6,322,000	46,229,057	5.3
Insurance
Fairfax Financial Holdings Limited (Canada)	73,300	39,989,441	4.5
Internet & Direct Marketing Retail
Alibaba Group Holding Limited* (China)	1,635,300	22,316,470	2.5
Prosus N.V. (Netherlands)	581,415	31,354,458	3.6
		53,670,928	6.1
Multiline Retail
Seria Company Ltd. (Japan)	522,800	11,908,365	1.4
Professional Services
Applus Services, S.A. (Spain)	5,090,281	42,148,958	4.8
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	271,116	34,365,277	3.9
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,626,268	41,285,993	4.7
Total Common Stocks (Cost $810,203,891)		838,416,726	95.5
Warrants
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA Warrants, exercise price $73.53, 11/22/23* (Switzerland) (Cost $0)	1,311,288	1,035,918	0.1

continued
	Notional Amount	Value	% of Net Assets
Options Purchased
Currency
Hong Kong Dollar Put, 1/6/23, with BNP Paribas, Strike Price $7.80 (Cost $251,573)	65,000,000	$ 221,000	0.0%
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/22, due 04/01/22, Repurchase price $53,155,000 (Collateral: $54,218,166 U.S. Treasury Bond, 2.25% due 08/15/46, Par $57,922,000) (Cost $53,155,000)	53,155,000	53,155,000	6.1
Total Investments (Cost $863,610,464)		892,828,644	101.7
Other Assets (Liabilities), Net		(14,728,000)	(1.7)
Net Assets		$878,100,644	100.0%

*	Non-income producing security.
(a)	Master Limited Partnership

Country Weightings
Net Assets
Hong Kong	13.0%
Netherlands	10.9
United Kingdom	8.6
Switzerland	8.2
Germany	7.6
China	6.4
Ireland	5.3
Mexico	4.9
France	4.9
Spain	4.8
Sweden	4.7
Canada	4.5
United States	4.5
Philippines	3.6
Italy	2.3
Japan	1.4
Cash & Other	4.4
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
March 31, 2022
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	82,345	$ 19,053,809	6.2%
Biotechnology
Biogen Inc.* (United States)	49,034	10,326,560	3.4
Capital Markets
Affiliated Managers Group, Inc. (United States)	99,005	13,954,755	4.5
Diversified Financial Services
EXOR N.V. (Netherlands)	349,467	26,566,377	8.7
Diversified Telecommunication Services
Lumen Technologies, Inc. (United States)	3,122,154	35,186,676	11.5
Food Products
Glanbia plc (Ireland)	988,649	11,469,373	3.7
Hotels, Restaurants & Leisure
Accor S.A.* (France)	344,175	11,089,069	3.6
Hyatt Hotels Corporation - Class A* (United States)	81,145	7,745,290	2.5
Melco International Development Limited* (Hong Kong)	11,417,388	10,412,064	3.4
MGM Resorts International (United States)	333,536	13,988,500	4.6
		43,234,923	14.1
Industrial Conglomerates
CK Hutchison Holdings Limited (Hong Kong)	2,033,529	14,869,998	4.8
General Electric Company (United States)	146,603	13,414,175	4.4
		28,284,173	9.2
Insurance
Fairfax Financial Holdings Limited (Canada)	27,517	15,012,134	4.9
Interactive Media & Services
IAC/InterActiveCorp* (United States)	138,427	13,881,460	4.5
Internet & Direct Marketing Retail
Prosus N.V. (Netherlands)	213,416	11,509,065	3.7
Leisure Products
Mattel, Inc.* (United States)	538,927	11,969,569	3.9
Media
Discovery Communications, Inc. - Class C* (United States)	784,892	19,598,753	6.4
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	1,084,453	22,469,866	7.3
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	752,794	19,111,148	6.2
Total Common Stocks (Cost $285,255,905)		301,628,641	98.2
	Notional Amount
Options Purchased
Currency
Hong Kong Dollar Put, 1/6/23, with BNP Paribas, Strike Price $7.80 (Cost $56,894)	14,700,000	49,980	0.0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 0.00%, dated 03/31/22, due 04/01/22, Repurchase price $7,430,000 (Collateral: $7,578,674 U.S. Treasury Bond, 2.25% due 08/15/46, Par $8,096,400) (Cost $7,430,000)	7,430,000	$ 7,430,000	2.5%
Total Investments (Cost $292,742,799)		309,108,621	100.7
Other Assets (Liabilities), Net		(2,008,395)	(0.7)
Net Assets		$307,100,226	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	59.2%
Netherlands	12.5
Hong Kong	8.2
Sweden	6.2
Canada	4.9
Ireland	3.7
France	3.6
Cash & Other	1.7
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1.    Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2.    Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined in accordance with procedures established by and under the general supervision of the Funds’ Board of Trustees (the "Board"). In determining fair value, the Board considers relevant qualitative and quantitative information including news regarding significant market or security specific events. The Board may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S. Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2022 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$ 281,924,542	$ 287,330,478	$ 135,655,984	$ 51,316,457
Gross unrealized depreciation	(129,610,760)	(102,048,382)	(106,437,804)	(35,426,475)
Net unrealized appreciation	$ 152,313,782	$ 185,282,096	$ 29,218,180	$ 15,889,982
Cost for federal income tax purposes	$ 1,587,214,864	$ 1,578,202,555	$ 863,610,464	$ 293,218,639
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.
Options
The Funds may purchase and sell (“write”) call and put options on various instruments including securities to gain long or short exposure to the underlying instruments. An option contract gives the buyer the right, but not the obligation, to buy(call) or sell(put) an underlying item at a fixed exercise price on a certain date or during a specified period. The cost of securities acquired through the exercise of a call option is increased by the premiums paid. The proceeds from securities sold through the exercise of a purchased put option are decreased by the premiums paid. The cost of purchased options that expire unexercised are treated, on expiration date, as realized losses on investments.
The market value of an exchange traded option is the last sales price, and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) options are valued at the mean of their closing bid and ask prices supplied by the counterparty in accordance with fair value procedures established by and under the general supervision of the Funds’ Trustees, and are categorized in Level 2 of the fair value hierarchy.
Risk of Options
Gains on investment in options may depend on correctly predicting the market value direction of the underlying security. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position and a Fund may experience losses as a result of such illiquidity. Listed options involve minimal counter-party risk since listed options are guaranteed against default by the exchange on which they trade. When purchasing OTC options, the Funds bear the risk of economic loss from counterparty default, equal to the market value of the option.
Forward Currency Contracts
The Funds may use forward currency contracts for hedging purposes to offset currency exposure in portfolio holdings. Forward currency contracts are commitments to purchase or sell a foreign currency at a future maturity date at a prespecified price. The resulting obligation is marked-to-market daily using foreign currency exchange rates supplied by an independent pricing service, and are categorized in Level 2 of the fair value hierarchy. An unrealized gain or loss is recorded for the difference between the contract opening value and its current value. When a contract is closed or delivery is taken, this gain or loss is realized. For federal tax purposes, gain or loss on open forward contracts in qualifying currencies are treated as realized and are subject to distribution at our excise tax year-end date.
Risk of Forward Currency Contracts
Forward contracts may reduce the potential gain from a positive change in the relationship between the U.S. dollar and foreign currencies or, considered separately, may produce a loss. Not all foreign currencies can be effectively hedged; and the costs of hedging may outweigh the benefits. If our hedging strategy does not correlate well with market and currency movements, price volatility of the portfolio could increase. Where a liquid secondary market for forwards does not exist, the Funds may not be able to close their positions and in such an event, the loss is theoretically unlimited. In addition, the Funds could be exposed to risks if the counterparty to these contracts is unable to perform.
Counterparty Risk and Collateral
The Funds have entered into collateral agreements with counterparties to mitigate risk on OTC derivatives. Collateral is generally determined based on the net unrealized gain or loss with each counterparty, subject to minimum exposure amounts. Collateral, both pledged by and for the benefit of a Fund, is held in a segregated account at the Funds’ custodian bank and is comprised of assets specific to each agreement.

3.    Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended March 31, 2022 were as follows:
	Shares at 3/31/22	Value at 12/31/21	Purchases	Sales	Dividends/Interest	Net Realized Gain (Loss) 1/1/22 to 3/31/22	Net Unrealized Appreciation (Depreciation) 1/1/22 to 3/31/22	Value at 3/31/22
Small-Cap Fund
Eastman Kodak Company Convertible Preferred Stock - Series B 4.0%(a)(b)	932,150	$76,249,870	$—	$—	$932,150	$—	$8,762,210	$85,012,080
Empire State Realty Trust, Inc.	10,274,803	91,445,747	—	—	359,618	—	9,452,819	100,898,566
Oscar Health, Inc. - Class A*	11,140,551	71,473,347	13,894,311	—	—	—	25,703,635	111,071,293
Realogy Holdings Corp.*	6,507,042	131,685,993	—	24,273,423	—	(8,255,582)	2,873,431	102,030,419
		$370,854,957	$13,894,311	$24,273,423	$1,291,768	$(8,255,582)	$46,792,095	$399,012,358
*	Non-income producing security.
(a)	Restricted security, see Portfolio of Investments for additional disclosures.
(b)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
4.    Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at March 31, 2022 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks - North America	$1,467,367,538	$—	$—	$1,467,367,538
Common Stocks - Other	28,352,419	170,656,689	—	199,009,108
Short-Term Obligations	—	73,152,000	—	73,152,000
	$1,495,719,957	$243,808,689	$—	$1,739,528,646

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks - North America	$1,486,009,853	$—	$—	$1,486,009,853
Common Stocks - Other	—	95,116,718	—	95,116,718
Preferred Stock	—	—	85,012,080	85,012,080
Short-Term Obligations	—	97,346,000	—	97,346,000

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
	$1,486,009,853	$192,462,718	$85,012,080	$1,763,484,651

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks - North America	$122,438,797	$—	$—	$122,438,797
Common Stocks - Other	161,358,128	554,619,801	—	715,977,929
Warrants	1,035,918	—	—	1,035,918
Options Purchased	—	221,000	—	221,000
Short-Term Obligations	—	53,155,000	—	53,155,000
	$284,832,843	$607,995,801	$—	$892,828,644

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks - North America	$196,601,547	$—	$—	$196,601,547
Common Stocks - Other	—	105,027,094	—	105,027,094
Options Purchased	—	49,980	—	49,980
Short-Term Obligations	—	7,430,000	—	7,430,000
	$196,601,547	$112,507,074	$—	$309,108,621
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing a binomial lattice pricing model (a type of the income approach), which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because the Valuation Committee considers a variety of factors and inputs, both observable and unobservable, in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$85,012	Bionomial Latice Pricing	Straight Debt Yield	17%	Decrease
				Expected Volatility	60%	Increase
*	Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2022:
Small-Cap Fund
Fair value at December 31, 2021	$76,249,870
Change in unrealized appreciation	8,762,210
Fair value at March 31, 2022	$85,012,080